UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)
(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2006

Date of reporting period: September 30, 2006

Item 1. Report to Stockholders.

Annual Report

September 30, 2006

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

November 22, 2006

Dear Fellow Shareholders:

We would like to thank you for your investment in the Rigel Large Cap Growth Equity Fund (the “Fund”). As portfolio managers of the Fund, we are pleased to submit our first annual report for the period from inception on May 31, 2006, through September 30, 2006.

Third Quarter Market Commentary
While the equity markets started off the third quarter on a downward trend, a sharp recovery in late-July was ignited following a pause in Federal Reserve Bank rate hikes announced at the FOMC meeting. Since then, a new optimism about the economy has become the principal driver for the equity markets. A rise in consumer sentiment was compounded by a decline in energy prices, and while a possible burst to the so-called housing bubble may have continuing and rippling consequences, investors have been encouraged by data confirming that consumer spending activity has remained on an uptrend. Not withstanding this renewed enthusiasm, Investors’ displayed an increased risk tolerance and interest in companies of lesser quality.

During the later part of the quarter, the Technology sector was the big winner as investors flocked to the sector despite, in our opinion, a less than attractive fundamental outlook. Financial and Healthcare sectors were also leaders in the Russell 1000 Growth index, whereas Energy was down sharply and Industrials and Materials also fell out of favor.

The weakness for Energy stocks coincided with a sharp decline in oil and gas prices, which were attributable to swelled inventory levels in anticipation of inclement weather and possible supply disruptions as a result of hurricane season, neither of which occurred.

Fund Performance
Rigel focuses on investing in high quality companies with demonstrated sustainable earnings and growth characteristics.

Early in the quarter as the markets were slumping, we were in the process of scaling back from leadership positions that were displaying weakening fundamentals, and bringing in names that we believed would be successful in the current market environment.

In July investor sentiment changed quickly. The third quarter rally and the Russell 1000 Growth benchmark performance were fueled by increased risk

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

tolerance which rewarded lower quality companies many of which do not exhibit the fundamental characteristics which Rigel believes necessary for sustainable price appreciation.

The Fund suffered from an overweight in the Energy sector and underweighting in Technology, while stock selection within the Consumer Staples and Finance sectors contributed to our underperformance.

Market Outlook
While the recent market rally could be indicative of a sustainable change in market environment and leadership, we also remain cautious. The markets so far have shrugged off concerns as they rallied in the face of a slowing economic environment with weakness developing in the housing sector, an inverted yield curve, and an extended bull market run with no significant correction since 3Q02. Our indicators haven’t removed the risk of a market correction, despite the rally.

We have made some changes to the Fund over recent weeks, adhering to our objective sell disciplines for poorly performing stocks and also by adding new, high quality ideas that offer some constructive cyclical exposure. We have also maintained some of our pre-existing defensive slant in the event the recent rally and leadership proves unsustainable.

Despite the outcome of the recent quarter we remain confident in our philosophy and process. We will not overreact to stocks that have seen sudden turnarounds in the most recent market environment, yet have poor fundamentals and, we believe, poor price appreciation sustainability. The experienced team of investment professionals at Rigel continues to diligently practice the disciplined investment process and risk controls which have guided us through the gyrating investment cycles since the inception of our firm.

Sincerely,
George B. Kauffman, CFA, CIC,
Chairman, CEO, CIO
Rigel Capital, LLC
Portfolio Manager

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

Must be preceded or accompanied by a prospectus.

Opinions expressed are those of George Kauffman, are subject to change at any time, are not guaranteed and are not a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The Rigel Large Cap Growth Equity Fund is distributed by Quasar Distributors, LLC. (11/06)

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

Comparison of the change in value of a $10,000 investment in the Rigel U.S. Equity Large Cap
Growth Fund vs the S&P 500 Index and the Russell 1000 Growth Index

Total Return:
Since Inception
(5/31/06)
Rigel U.S. Equity Large Cap Growth Fund	-1.30%
S&P 500 Index	5.82%
Russell 1000 Growth Index	3.53%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-977-4435.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on May 31, 2006, the Fund’s inception date. Returns reflect the reinvestment of dividends and capital gain distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.

Indices do not incur expenses and are not available for investment.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

EXPENSE EXAMPLE at September 30, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/31/06 - 9/30/06).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

EXPENSE EXAMPLE at September 30, 2006 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/31/06	9/30/06	5/31/06 - 9/30/06*
Actual	$1,000.00	$ 987.00	$3.22
Hypothetical (5% return	$1,000.00	$1,013.37	$3.26
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 122 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

ALLOCATION OF PORTFOLIO ASSETS at September 30, 2006 (Unaudited)

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2006

Shares	COMMON STOCKS - 93.9%	Value
	Aerospace & Defense - 3.6%
22,506	Precision Castparts Corp.	$1,421,479
50,524	United Technologies Corp.	3,200,695
		4,622,174
	Beverages - 2.9%
58,070	PepsiCo, Inc.	3,789,648

	Biotechnology - 5.3%
54,756	Celgene Corp.*	2,370,935
65,651	Gilead Sciences, Inc.*	4,510,224
		6,881,159
	Capital Markets - 5.1%
56,425	Morgan Stanley	4,113,947
39,281	State Street Corp.	2,451,134
		6,565,081
	Chemicals - 4.1%
50,400	Ecolab, Inc.	2,158,128
52,780	Praxair, Inc.	3,122,465
		5,280,593
	Commercial Banks - 3.2%
114,072	Wells Fargo & Co.	4,127,125

	Computers & Peripherals - 1.9%
69,016	Hewlett-Packard Co.	2,532,197

	Diversified Financial Services - 3.8%
3,100	Chicago Mercantile Exchange Holdings, Inc.	1,482,575
63,460	Principal Financial Group, Inc.	3,444,609
		4,927,184
	Diversified Telecommunication Services - 4.9%
112,525	AT&T, Inc.	3,663,814
63,000	BellSouth Corp.	2,693,250
		6,357,064
	Electric Utilities - 2.5%
51,460	TXU Corp.	3,217,279

See accompanying Notes to Financial Statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2006, Continued

Shares		Value
	Electrical Equipment - 1.2%
18,975	Emerson Electric Co.	$1,591,244

	Electronic Equipment & Instruments - 1.3%
26,880	Amphenol Corp.	1,664,678

	Energy Equipment & Services - 0.7%
15,119	Schlumberger Ltd.#	937,832

	Food & Staples Retailing - 2.9%
85,300	Walgreen Co.	3,786,467

	Food Products - 3.9%
68,229	Archer-Daniels-Midland Co.	2,584,515
41,100	Hormel Foods Corp.	1,478,778
21,124	Kellogg Co.	1,046,060
		5,109,353
	Health Care Equipment & Supplies - 3.5%
79,325	Baxter International, Inc.	3,606,114
13,350	C. R. Bard, Inc.	1,001,250
		4,607,364
	Health Care Providers & Services - 11.6%
43,040	AmerisourceBergen Corp.	1,945,408
67,150	Caremark Rx, Inc.	3,805,390
32,113	Laboratory Corporation of America Holdings*	2,105,649
49,311	Quest Diagnostics, Inc.	3,015,861
53,575	WellPoint, Inc.*	4,127,954
		15,000,262
	Household Products - 4.9%
10,035	Clorox Co.	632,205
42,230	Colgate-Palmolive Co.	2,622,483
49,010	Procter & Gamble Co.	3,037,640
		6,292,328
	Insurance - 0.8%
18,878	Chubb Corp.	980,901

See accompanying Notes to Financial Statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2006, Continued

Shares		Value
	IT Services - 3.8%
16,442	Alliance Data Systems Corp.*	$907,434
54,159	Cognizant Technology Solutions Corp.*	4,011,016
		4,918,450
	Machinery - 4.8%
24,849	Danaher Corp.	1,706,381
41,944	Dover Corp.	1,989,823
45,372	PACCAR, Inc.	2,587,112
		6,283,316
	Media - 3.6%
58,975	DIRECTV Group, Inc.*	1,160,628
111,947	The Walt Disney Co.	3,460,282
		4,620,910
	Metals & Mining - 1.1%
38,270	Cameco Corp.#	1,399,534

	Oil & Gas - 3.9%
20,681	Marathon Oil Corp.	1,590,369
49,849	Noble Energy, Inc.	2,272,616
24,660	Occidental Petroleum Corp.	1,186,392
		5,049,377
	Pharmaceuticals - 5.4%
45,105	AstraZeneca PLC - ADR	2,819,062
50,875	Johnson & Johnson	3,303,823
15,244	Novartis AG - ADR	890,859
		7,013,744
	Search, Detection, Navigation,
	Guidance, Aeronautical & Nautical - 0.5%
12,776	Garmin Ltd.#	623,213

	Specialty Retail - 1.9%
61,871	Office Depot, Inc.*	2,456,279

	Thrifts & Mortgage Finance - 0.8%
13,539	Golden West Financial Corp.	1,045,888

	Total Common Stocks (Cost $116,766,676)	121,680,644

See accompanying Notes to Financial Statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2006, Continued

Shares	SHORT-TERM INVESTMENTS - 8.0%	Value
1,819,495	AIM Liquid Assets	$1,819,495
2,124,629	AIM STIT-STIC Prime Portfolio	2,124,629
1,162,209	AIM STIT-Treasury Portfolio	1,162,209
3,005,230	Fidelity Institutional Government Portfolio	3,005,230
2,284,814	Fidelity Institutional Money Market Portfolio	2,284,814
	Total Short-Term Investments
	(Cost $10,396,377)	10,396,377
	Total Investments in Securities
	(Cost $127,163,053) - 101.9%	132,077,021
	Liabilities in Excess of Other Assets - (1.9)%	(2,505,468)
	Net Assets - 100.00%	$129,571,553

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt
See accompanying Notes to Financial Statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2006

ASSETS
Investments in securities, at value (cost $127,163,053)	$132,077,021
Receivables:
Securities sold	2,991,488
Fund shares issued	186,000
Dividends and interest	112,270
Prepaid expenses	25,357
Total assets	135,392,136

LIABILITIES
Payables:
Securities purchased	5,678,093
Administration fees	9,072
Audit fees	12,500
Transfer agent fees and expenses	3,111
Advisory fees	77,346
Custody fees	1,989
Fund accounting fees	6,415
Shareholder reporting	2,500
Legal fees	2,990
Chief Compliance Officer fee	1,000
Other payables	25,126
Accrued other expenses	441
Total liabilities	5,820,583

NET ASSETS	$129,571,553

Net asset value, offering and redemption price per share
[$129,571,553 / 2,625,654 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$49.35

COMPONENTS OF NET ASSETS
Paid-in capital	$131,107,704
Undistributed net investment income	197,481
Accumulated net realized loss on investments	(6,647,600)
Net unrealized appreciation of investments	4,913,968
Net assets	$129,571,553
See accompanying Notes to Financial Statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS
For the Period May 31, 2006* through September 30, 2006

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $206)	$438,396
Interest	151,921
Total income	590,317
Expenses
Advisory fees (Note 3)	304,047
Administration fees (Note 3)	35,870
Fund accounting fees (Note 3)	13,782
Audit fees	12,500
Transfer agent fees and expenses (Note 3)	8,500
Registration fees	6,434
Custody fees (Note 3)	6,233
Legal fees	3,550
Reports to shareholders	2,500
Trustee fees	2,500
Chief Compliance Officer fee (Note 3)	2,000
Miscellaneous	1,000
Total expenses	398,916
Net investment income	191,401

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(6,647,600)
Net change in unrealized appreciation on investments	4,913,968
Net realized and unrealized loss on investments	(1,733,632)
Net decrease in net assets
resulting from operations	$(1,542,231)

* Commencement of operations.
See accompanying Notes to Financial Statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

May 31, 2006*
through
September 30, 2006
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$191,401
Net realized loss on investments	(6,647,600)
Net change in unrealized
appreciation on investments	4,913,968
Net decrease in net assets
resulting from operations	(1,542,231)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	131,113,784
Total increase in net assets	129,571,553

NET ASSETS
Beginning of period	—
End of period	$129,571,553
Includes undistributed net investment income of	$197,481

(a) A summary of share transactions is as follows:

	May 31, 2006*
	through
	September 30, 2006
	Shares	Paid-in Capital
Shares sold	2,664,424	$133,011,515
Shares redeemed	(38,770)	(1,897,731)
Net increase	2,625,654	$131,113,784

* Commencement of operations.
See accompanying Notes to Financial Statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	May 31, 2006*
	to
	September 30, 2006
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.07
Net realized and unrealized loss on investments	(0.72)
Total from investment operations	(0.65)

Net asset value, end of period	$49.35

Total return	(1.30)%	++

Ratios/supplemental data:
Net assets, end of period (thousands)	$129,572

Ratio of expenses to average net assets	0.97%	+
Ratio of net investment income to average net assets	0.47%	+

Portfolio turnover rate	98.05%	++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
See accompanying Notes to Financial Statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2006

NOTE 1 - ORGANIZATION
The Rigel U.S. Equity Large Cap Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund began operations on May 31, 2006.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2006, Continued

cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2006, the Fund increased undistributed net investment income by $6,080 and decreased paid-in capital by $6,080. These reclassifications were due to non-deductible organizational expenditures.

F.
New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2006

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended September 30, 2006, Rigel Capital, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the period ended September 30, 2006, the Fund incurred $304,047 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended September 30, 2006, the Advisor did not reduce its fees; no amounts were reimbursed to the Advisor.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2006, Continued

and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

For the period ended September 30, 2006, the Fund incurred $35,870 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. For the period ended September 30, 2006, the Fund incurred $13,782, $6,000, and $6,233 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the period ended September 30, 2006, the Fund was allocated $2,000 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES
For the period ended September 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $120,864,241 and $114,092,555, respectively.

NOTE 5 - EXCHANGE OF ASSETS
On May 30, 2006, the assets of the Rigel Growth Fund LLC were exchanged into the Rigel U.S. Equity Large Cap Growth Fund, a newly formed series of the Trust. At the time of the exchange, the assets of the Rigel Growth Fund LLC amounted to $116,642,723 and included $6,599,540 in unrealized appreciation.

NOTE 6 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

There were no distributions paid during the period ended September 30, 2006.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 2006, Continued

As of September 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$127,723,550
Gross tax unrealized appreciation	$6,108,281
Gross tax unrealized depreciation	(1,754,810)
Net tax unrealized appreciation	$4,353,471
Undistributed ordinary income	$197,481
Undistributed long-term capital gain	—
Total distributable earnings	$197,481
Other accumulated gains/(losses)	$(6,087,103)
Total accumulated earnings/(losses)	$(1,536,151)

The Fund had no capital loss carryforward. The Fund had $6,087,103 of post-October capital losses deferred at September 30, 2006.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
Rigel U.S. Equity Large Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the Rigel U.S. Equity Large Cap Growth Fund, a series of Advisor Series Trust (the “Trust”), as of September 30, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 31, 2006 (commencement of operations) to September 30, 2006. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Rigel U.S. Equity Large Cap Growth Fund, as of September 30, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period May 31, 2006 to September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 17, 2006

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTICE TO SHAREHOLDERS at September 30, 2006 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-977-4435, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2006
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-977-4435. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q is also available by calling 1-866-977-4435.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
Name, Age Address Position held with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since*	Number of Portfolios Overseen in Fund Complex**

Walter E. Auch, Born 1921	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber.
Other Directorships: Nicholas-Applegate Funds, Citigroup, Pimco
Advisors LLP, Senele Group and UBS Capital Management
James Clayburn LaForce, Born 1928	2002	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group,
Arena Pharmaceuticals and Cancervax
Donald E. O’Connor, Born 1936	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Financial Consultant, formerly Executive Vice President and Chief
Operating Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds
George J. Rebhan, Born 1934	2002	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds
George T. Wofford III, Born 1939	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Information Services, Federal Home Loan Bank
of San Francisco.
Other Directorships: None

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

INTERESTED TRUSTEE AND OFFICERS
Name, Age Address Position held with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since*	Number of Portfolios Overseen in Fund Complex**

Eric M. Banhazl, Born 1957***	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Interested Trustee, President
Retired; formerly Senior Vice President, U.S. Bancorp Fund
Services, LLC, the Fund’s administrator, from 2001 to 2006;
formerly, Executive Vice President,
Investment Company Administration, LLC (“ICA”).
Robert M. Slotky, Born 1947	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund Services, LLC, the Fund’s
administrator (since July 2001); formerly Senior Vice President, ICA.
Rodney A. DeWalt, Born 1967	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary, AML Officer
Senior Counsel, Fund Administration, U.S. Bancorp Fund Services,
LLC (since January 2003); Thrivent Financial for Lutherans from
2000 to 2003; Attorney Private Practice, 1997 to 2000.
Douglas G. Hess, Born 1967	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

*	The term for each Trustee is indefinite.
**
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

***	Mr. Banhazl is an “interested person” of the Trust as defined under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust.

The Statement of Additional Information includes additional information about the Fund’s trustees and officers and is available, without charge, upon request by calling 1-866-977-4435.

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Advisor
Rigel Capital, LLC
601 Union Street, Suite 3930
Seattle, WA 98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 977-4435

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 9/30/06
Audit Fees	$10,000
Audit-Related Fees	N/A
Tax Fees	$2,500
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/06
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  12/5/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  12/5/06

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  12/7/06

* Print the name and title of each signing officer under his or her signature.